Inventories (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 179,368
Finished goods	286,380
Total Inventories	$ 465,748